COMMITMENTS AND CONTINGENCIES (Details Narrative)				1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 24, 2021 USD ($) ft²	Jul. 26, 2021 USD ($) ft²	Jul. 10, 2020 USD ($) shares	Apr. 30, 2018 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 01, 2021 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:AreaOfLease] | ft²		40,000
Operating Lease, Liability	$ 4,980,104				$ 5,085,159		$ 5,239,812
[custom:RentableSpace] | ft²	30,000	30,000
Security Deposit		$ 600,000			550,000		600,000	$ 600,000
Operating Lease, Right-of-Use Asset	$ 4,980,104				4,454,714		4,689,931	4,925,765
Accrued Liabilities, Current					275,277		453,023	618,093
Increase (Decrease) in Security Deposits		$ 50,000			50,000			$ (600,000)
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold				$ 249,260
[custom:AnnualCarAllowance]				$ 18,000
[custom:PercentageOfGrossRevenue]				1.00%
[custom:AdditionalCompensationToBePaidInSeparationPayments-0]			$ 75,000		75,000
[custom:OnetimeChargeToBePaidOverThirtySixMonthTermOfSeparationAgreement-0]			747,788		$ 747,788
[custom:PaymentOneOfSeparationAgreement-0]									$ 124,631
Accrued Liabilities, Current							$ 228,673
[custom:PaymentTwoSeparationAgreementForLifeInsurance-0]			$ 1,200
[custom:NumberOfUnvestedOptionsThatBecameExercisableAsOfSeparationDate-0] | shares			50,358
[custom:ValueOfUnvestedOptionsThatBecameExercisableAsOfSeparationDate-0]			$ 95,127
Legal Fees			$ 17,000